Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share, Basic and Diluted [Line Items]
Net income attributable to the parent	$ 368.9	$ 518.6	$ 536.0	$ 490.1	$ 190.1	$ 499.2	$ 457.6	$ 511.0	$ 1,913.6		$ 1,657.9		$ 1,985.7
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average shares used to compute basic EPS (in shares)									355.4		340.1		372.5
Dilutive effect of outstanding stock-based compensation awards (in shares)									3.8		4.9		7.7
Weighted average shares used to compute diluted EPS (in shares)									359.2		345.0		380.2
Basic EPS (in dollars per share)	$ 1.01	$ 1.40	$ 1.50	$ 1.50	$ 0.57	$ 1.49	$ 1.34	$ 1.46	$ 5.38		$ 4.87		$ 5.33
Diluted EPS (in dollars per share)	$ 1.00	$ 1.38	$ 1.49	$ 1.48	$ 0.56	$ 1.47	$ 1.32	$ 1.43	$ 5.33		$ 4.81		$ 5.22
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									52.2
Stock Appreciation Rights (SARs) [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)									1.7	[1]	8.3	[1]	12.4	[1]
Market Stock Units [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)									0.4	[2]	0.2	[2]	0	[2]
Performance Stock Units [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)									0.7	[2]	0.5	[2]	0.3	[2]
Performance Stock Appreciation Rights [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)									0.7		0		0

[1]	SARs are excluded from the calculation of diluted EPS if the exercise price is greater than the average market price of Aetna common shares during the period (i.e., the awards are anti-dilutive).
[2]	PSUs, certain MSUs with performance conditions, and PSARs are excluded from the calculation of diluted EPS if all necessary performance conditions have not been satisfied at the end of the reporting period (refer to Note 12 beginning on page 121 for additional information about PSARs).